CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock Voting Common	Common Stock Nonvoting Common	Preferred Stock	Additional Paid-in Capital	Retained Earnings
Shares, beginning of period at Jan. 02, 2016		67,319,361	1,087,322	1
Beginning of period at Jan. 02, 2016	$ 479,784	$ 67	$ 1	$ 0	$ 486,739	$ (7,023)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon initial public offering, net of issuance costs (in shares)		61,743	1,015
Issuance of common stock upon initial public offering, net of issuance costs	172	$ 0	$ 0		172
Repurchase of shares (in shares)			(28,060)
Repurchase of shares	(253)		$ 0		(253)
Stock based compensation	2,905				2,905
Dividends	(86,454)				(86,454)
Net income (loss)	10,198					10,198
Comprehensive income (loss)	10,198
Shares, end of period at Dec. 31, 2016		67,381,104	1,060,277	1
End of period at Dec. 31, 2016	406,352	$ 67	$ 1	$ 0	403,109	3,175
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon initial public offering, net of issuance costs (in shares)			2,272
Issuance of common stock upon initial public offering, net of issuance costs	0		$ 0
Repurchase of shares (in shares)			(24,136)
Repurchase of shares	(172)		$ 0		(172)
Stock based compensation	1,659				1,659
Dividends	(1,307)				(1,307)
Net income (loss)	20,601					20,601
Comprehensive income (loss)	20,601
Shares, end of period at Dec. 30, 2017		67,381,104	1,038,413	1
End of period at Dec. 30, 2017	427,133	$ 67	$ 1	$ 0	403,289	23,776
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under stock incentive plans (in shares)		54,184
Issuance of shares under stock incentive plans	0	$ 0			0
Stock based compensation	134				134
Dividends	(79)					(79)
Net income (loss)	5,525					5,525
Comprehensive income (loss)	5,525
Shares, end of period at Mar. 31, 2018		67,435,288	1,038,413	1
End of period at Mar. 31, 2018	432,846	$ 67	$ 1	$ 0	403,423	29,355
Shares, beginning of period at Dec. 30, 2017		67,381,104	1,038,413	1
Beginning of period at Dec. 30, 2017	427,133	$ 67	$ 1	$ 0	403,289	23,776
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	20,480
Shares, end of period at Sep. 29, 2018		67,437,388	1,038,413	1
End of period at Sep. 29, 2018	448,042	$ 67	$ 1	$ 0	403,702	44,272
Shares, beginning of period at Dec. 30, 2017		67,381,104	1,038,413	1
Beginning of period at Dec. 30, 2017	427,133	$ 67	$ 1	$ 0	403,289	23,776
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon initial public offering, net of issuance costs (in shares)		54,184	2,946
Issuance of common stock upon initial public offering, net of issuance costs	29	$ 0	$ 0		29
Repurchase of shares (in shares)			(2,946)
Repurchase of shares	(34)		$ 0		(34)
Stock based compensation	10,409				10,409
Dividends	(153,587)				(126,236)	(27,351)
Net income (loss)	15,868					15,868
Comprehensive income (loss)	15,868
Shares, end of period at Dec. 29, 2018		67,435,288	1,038,413	1
End of period at Dec. 29, 2018	299,951	$ 67	$ 1	$ 0	287,457	12,426
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change | Accounting Standards Update 2014-09 [Member]	133					133
Shares, beginning of period at Mar. 31, 2018		67,435,288	1,038,413	1
Beginning of period at Mar. 31, 2018	432,846	$ 67	$ 1	$ 0	403,423	29,355
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under stock incentive plans (in shares)		2,100
Issuance of shares under stock incentive plans	29	$ 0			29
Stock based compensation	129				129
Dividends	(14)					(14)
Net income (loss)	7,286					7,286
Comprehensive income (loss)	7,286
Shares, end of period at Jun. 30, 2018		67,437,388	1,038,413	1
End of period at Jun. 30, 2018	440,276	$ 67	$ 1	$ 0	403,581	36,627
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation	121				121
Dividends	(24)					(24)
Net income (loss)	7,669					7,669
Comprehensive income (loss)	7,669
Shares, end of period at Sep. 29, 2018		67,437,388	1,038,413	1
End of period at Sep. 29, 2018	448,042	$ 67	$ 1	$ 0	403,702	44,272
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change | Accounting Standards Update 2014-09 [Member]	133					133
Shares, beginning of period at Dec. 29, 2018		67,435,288	1,038,413	1
Beginning of period at Dec. 29, 2018	299,951	$ 67	$ 1	$ 0	287,457	12,426
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under stock incentive plans (in shares)		42,438
Issuance of shares under stock incentive plans	0	$ 0			0
Stock based compensation	211				211
Dividends	(254)					(254)
Net income (loss)	3,774					3,774
Comprehensive income (loss)	3,774
Shares, end of period at Mar. 30, 2019		67,477,726	1,038,413	1
End of period at Mar. 30, 2019	303,851	$ 67	$ 1	$ 0	287,668	16,115
Shares, beginning of period at Dec. 29, 2018		67,435,288	1,038,413	1
Beginning of period at Dec. 29, 2018	299,951	$ 67	$ 1	$ 0	287,457	12,426
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	5,587
Shares, end of period at Sep. 28, 2019		88,372,134	0	0
End of period at Sep. 28, 2019	730,878	$ 88	$ 0	$ 0	712,987	17,803
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change | Accounting Standards Update 2016-02	169					169
Shares, beginning of period at Mar. 30, 2019		67,477,726	1,038,413	1
Beginning of period at Mar. 30, 2019	303,851	$ 67	$ 1	$ 0	287,668	16,115
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under stock incentive plans (in shares)			30,000
Issuance of shares under stock incentive plans	314				314
Issuance of common stock upon initial public offering, net of issuance costs (in shares)		19,765,625
Issuance of common stock upon initial public offering, net of issuance costs	400,488	$ 20			400,468
Conversion of non-voting to voting common stock (in shares)		1,068,413	(1,068,413)
Conversion of non-voting to voting common stock		$ 1	$ (1)
Redemption of preferred stock (in shares)				(1)
Redemption of preferred stock	0			$ 0
Stock based compensation	22,750				22,750
Dividends	(83)					(83)
Net income (loss)	(10,632)					(10,632)
Comprehensive income (loss)	(10,632)
Shares, end of period at Jun. 29, 2019		88,311,764	0	0
End of period at Jun. 29, 2019	716,688	$ 88	$ 0	$ 0	711,200	5,400
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under stock incentive plans (in shares)		60,370
Issuance of shares under stock incentive plans	(1,021)				(1,021)
Deferred offering costs	(84)				(84)
Stock based compensation	2,892				2,892
Dividends	(42)					(42)
Net income (loss)	12,445					12,445
Comprehensive income (loss)	12,445
Shares, end of period at Sep. 28, 2019		88,372,134	0	0
End of period at Sep. 28, 2019	$ 730,878	$ 88	$ 0	$ 0	$ 712,987	$ 17,803